Plan Description	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Plan Description

Note 1 - Plan Description

The GEO Save 401(k) Plan (the “Plan”) is a defined contribution plan sponsored by GEO Group, Inc. (the “Company”). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

The following is a summary of major plan provisions. Participants should refer to the Plan document for more complete information.

Participation

An employee age 18 or older and not considered to be a highly compensated employee (as defined in the Plan) is eligible to participate in the Plan on the first day of the payroll period following the date of employment. Highly compensated employees are excluded from participation in the Plan.

Contributions and Allocations

The Plan permits tax-deferred contributions from 1% to 75% of a participant’s eligible compensation, subject to certain Internal Revenue Code (“IRC”) limitations. The Plan also allows participants to make after-tax Roth 401(k) contributions. Participants are vested immediately in their contributions plus actual earnings thereon. The Plan allows for rollovers of vested balances from previous employers’ qualified plans. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions. Participants direct the investment of their contributions into various investment options offered by the Plan.

The Company may contribute to the Plan either annual or bi-weekly matching contributions on behalf of participants who made elective deferrals during such period in an amount determined annually by the Company’s management. The Company may, at its discretion, designate a different matching contribution formula for participants at each separate work site, and/or participants with different job classifications. In order to be entitled to an allocation of the Company’s discretionary annual matching contribution, participants, as defined under the Plan, must be employed on the last day of the Plan year. Also, the Company, at its discretion, may make a non-elective contribution to the Plan each year. There were no such discretionary non-elective contributions made during the year ended December 31, 2025.

Participant Accounts

Each participant’s account is adjusted with the participant’s contributions and the participant’s withdrawals, and allocations of the Company’s contributions, Plan earnings, losses and expenses. Allocations are based on participant earnings and losses or account balances, or specific participant transactions, as defined, as of the date of the allocation. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.

Notes Receivable from Participants

Participants may borrow from their accounts a minimum of $1,000 and a maximum not to exceed the lesser of $50,000, or 50% of their vested account balance. Loans are repayable through payroll deductions over a period not to exceed five years, unless used to acquire a principal residence, in which case the repayment period may not exceed ten years. Loans are secured by balances in participants’ vested accounts, and a participant may only have one outstanding loan at a time. The interest rates on loans outstanding are based on the prime rate plus 1%. Generally, principal and interest is paid ratably through monthly payroll deductions.

Vesting

Participants fully vest in the Company’s contributions upon completion of three years of vesting service, as defined in the Plan. Additionally, Company contributions become fully vested upon normal retirement age, as defined by the Plan, death, or termination of employment as a result of a total or permanent disability. See vesting schedule below:

Years of Vesting Service	Vested Interest
Less than 3	0%
3 or more	100%

Forfeited Accounts

At December 31, 2025 and 2024, forfeited non-vested amounts totaled approximately $776,000 and $949,000, respectively. Any non-vested portion of matching contributions credited to the accounts of participants who withdraw prior to becoming fully vested is forfeited and used by the Company to reduce future matching contributions and/or payment of eligible administrative expenses. The Company utilized approximately $841,000 of forfeitures for the payment of employer matching contributions and administrative expenses during the year ended December 31, 2025.

Payment of Benefits

Eligible participants may elect to receive benefits in a lump-sum payment, a series of payments within one calendar year, a series of annual installments of approximately equal amounts to be paid over a period of five to ten years, or the employee’s vested benefit may be used to purchase an immediate or deferred annuity. The amount of benefits paid will be determined by the vested balance in the participant’s Plan account at the date of retirement, termination, death or disability.

Voting Rights

Each participant who has an interest in The GEO Group, Inc. Common Stock is entitled to exercise voting rights attributable to the shares allocated to his or her Stock Fund account and is notified by the Trustee, as defined by the Plan, prior to the time that such rights are to be exercised. If the Trustee does not receive timely instructions, the Trustee itself or by proxy shall vote all such shares in the same ratio as the shares with respect to which instructions were received from participants.